SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Details) - USD ($)		3 Months Ended	9 Months Ended
	Feb. 12, 2021	Sep. 30, 2021	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash equivalents				$ 36,261,104	$ 32,592,496
FDIC insured amount				250,000
Foresight Acquisition Corp [Member]
Cash equivalents		$ 0	$ 0	0
Offering costs	$ 6,827,967
Deferred offering costs		0	0	215,448
Unrecognized tax benefits		0	0	0
Accrued for interest and penalties		$ 0	$ 0	0
Effective tax rate		21.00%	21.00%
FDIC insured amount		$ 250,000	$ 250,000	$ 250,000
Foresight Acquisition Corp [Member] | Common Class A [Member]
Number of shares subject to forfeiture				1,031,250
Class of warrant or right, number of securities called by warrants or rights		10,819,167	10,819,167
Foresight Acquisition Corp [Member] | Common Class B
Number of shares subject to forfeiture				1,031,250